JPMorgan Investor Growth and Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	0.33%	1.45%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	8.21%	7.73%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	7.21%	7.07%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	5.72%	5.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	5.30%	5.18%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.11%	7.64%	7.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	8.47%	7.83%